S000035596 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	(2.15%)	1.26%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.29%	3.24%	2.18%
FlexShares Ultra-Short Income Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	3.22%	2.59%
FlexShares Ultra-Short Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	1.80%	1.53%
FlexShares Ultra-Short Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	1.85%	1.53%

[1]	Reflects no deduction for fees, expenses or taxes.